PROVISIONS (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	$ 56.6
Additions	63.7
Business combinations (Note 2)	0.6
Amount used	(66.4)
Reversal of unused amounts	(6.7)
Foreign currency exchange differences	1.3
Transfers and others	(0.3)
Provisions at end of period	48.8
Current portion	34.5	$ 42.6
Non-current portion	14.3	$ 14.0
Restoration and simulator removal
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	9.7
Additions	0.0
Business combinations (Note 2)	0.6
Amount used	0.0
Reversal of unused amounts	(0.1)
Foreign currency exchange differences	0.7
Transfers and others	0.1
Provisions at end of period	11.0
Current portion	0.0
Non-current portion	11.0
Restructuring
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	15.3
Additions	37.7
Business combinations (Note 2)	0.0
Amount used	(40.4)
Reversal of unused amounts	(4.6)
Foreign currency exchange differences	(0.1)
Transfers and others	(0.3)
Provisions at end of period	7.6
Current portion	7.6
Non-current portion	0.0
Legal
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	0.3
Additions	4.6
Business combinations (Note 2)	0.0
Amount used	0.0
Reversal of unused amounts	0.0
Foreign currency exchange differences	0.1
Transfers and others	(0.4)
Provisions at end of period	4.6
Current portion	4.6
Non-current portion	0.0
Warranties
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	14.6
Additions	16.2
Business combinations (Note 2)	0.0
Amount used	(15.4)
Reversal of unused amounts	0.0
Foreign currency exchange differences	0.0
Transfers and others	0.0
Provisions at end of period	15.4
Current portion	12.6
Non-current portion	2.8
Onerous contracts and other
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	16.7
Additions	5.2
Business combinations (Note 2)	0.0
Amount used	(10.6)
Reversal of unused amounts	(2.0)
Foreign currency exchange differences	0.6
Transfers and others	0.3
Provisions at end of period	10.2
Current portion	9.7
Non-current portion	$ 0.5